Property and Equipment and Intangible Assets - Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment	$ 954,423	$ 858,536
Manufacturing equipment and molds
Property and Equipment	679,485	590,000
Other Machinery and Equipment [Member]
Property and Equipment	130,562	120,000
Computer Equipment [Member]
Property and Equipment	28,165	26,113
Mobile display unit
Property and Equipment	125,000	125,000
Less: depreciation
Property and Equipment	$ (8,789)	$ (2,577)